Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2023	$ 945	$ 1,755	$ 1,279,351	$ (11,954,373)	$ 58,482	$ (10,613,840)
Balance, shares at Jun. 30, 2023	9,450,000	17,550,000
Capital Injection			1,038,000			1,038,000
Net Income				607,678		607,678
Other Comprehensive Income					(38,348)	(38,348)
Balance at Jun. 30, 2024	$ 945	$ 1,755	2,317,351	(11,346,695)	20,134	(9,006,510)
Balance, shares at Jun. 30, 2024	9,450,000	17,550,000
Capital Injection			455,107			455,107
Net Income				599,647		599,647
Other Comprehensive Income					40,224	40,224
Balance at Jun. 30, 2025	$ 945	$ 1,755	$ 2,772,458	$ (10,747,048)	$ 60,358	$ (7,911,532)
Balance, shares at Jun. 30, 2025	9,450,000	17,550,000